Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies [Abstract]
Remaining Annual Minimum Lease Payments	Remaining annual minimum payments for these two leases are as follows:

Year	Lease Payments
2013	$809,400
2014	$797,700
2015	$821,600
2016	$846,200
2017	$356,900